GENERAL AND ADMINISTRATIVE EXPENSE	12 Months Ended
Dec. 31, 2021
GENERAL AND ADMINISTRATIVE EXPENSE
GENERAL AND ADMINISTRATIVE EXPENSE

13) GENERAL AND ADMINISTRATIVE EXPENSE

($ thousands)	2021	2020	2019
General and administrative expense excluding share-based compensation(1)	$38,013	$33,347	$37,360
Share-based compensation expense	18,794	9,750	17,560
General and administrative expense	$56,807	$43,097	$54,920
(1)	Includes non-cash lease credit of $365 in 2021, $212 in 2020, and an expense of $542 in 2019.